TAXATION	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
TAXATION
7. TAXATION
In 2025, the effective tax rate on profit before taxation was 231.3% (2024: 39.0%, 2023: 43.1%).
The tax charge comprises:

	2025	2024	2023
	£m	£m	£m
Corporation tax
Current year	354	466	433
Prior years	(35)	(42)	(86)
	319	424	347
Deferred tax
Current year	(38)	6	(197)
Prior years	22	(28)	(1)
	(16)	(22)	(198)
Tax charge	303	402	149
The tax charge for 2025 includes the Group's assessment of the impact of OECD Pillar Two income taxes, which was insignificant to the tax charge. The IAS 12 exception to recognise deferred tax assets and liabilities related to Pillar Two income taxes has been applied.
The corporation tax credit for prior years in 2025, 2024 and 2023 primarily comprises the movement in provisions for tax uncertainties due to expiry of relevant statutes of limitations and reassessment of existing exposures.
In 2023, the current year deferred tax credit of £197 million reflected the tax impact of accelerated amortisation of intangible assets as a result of the creation of VML.
The tax charge for the year can be reconciled to profit before taxation in the consolidated income statement as follows:

	2025	2024	2023
	£m	£m	£m
Profit before taxation	131	1,031	346
Tax at the corporation tax rate of 25.0%[1]	33	258	81
Tax effect of earnings from associates	(9)	(9)	(15)
Irrecoverable withholding taxes	31	29	35
Tax effect of items that are not deductible in determining taxable profits	59	101	39
Tax effect of non-deductible goodwill impairment	166	65	16
Effect of different tax rates in subsidiaries operating in other jurisdictions	10	18	42
Origination and reversal of unrecognised temporary differences	5	(10)	9
Tax losses not recognised or utilised in the year	32	21	44
Utilisation of tax losses not previously recognised	(12)	(6)	(15)
Net release of prior year provisions in relation to acquired businesses	(1)	—	(4)
Other prior year adjustments	(12)	(70)	(83)
Impact of OECD Pillar Two income taxes	1	5	—
Tax charge	303	402	149
Effective tax rate on profit before tax	231.3%	39.0%	43.1%
Note
1As the Group is subject to the tax rates of more than one country, it has chosen to present its reconciliation of the tax charge using the UK corporation tax rate of 25.0% (2024: 25.0%, 2023: 23.5%)
FACTORS AFFECTING THE TAX CHARGE IN FUTURE YEARS
The tax charge may be affected by the impact of acquisitions, disposals and other corporate restructurings, the resolution of open tax issues, and the ability to use brought forward tax losses. Changes in local or international tax rules, and changes arising from the application of existing rules, new demands and assessments or challenges by tax authorities, may expose the Group to additional tax liabilities or impact the carrying value of deferred tax assets, which could affect the future tax charge.
Liabilities relating to open and judgemental matters are based upon an assessment of whether the tax authorities will accept the position taken, after considering external advice where appropriate. Where the final tax outcome of these matters is different from the amounts which have been recorded, such differences will impact the current and deferred income tax assets and liabilities in the period in which such determination is made. The Group does not currently consider that judgements made in assessing tax liabilities have a significant risk of resulting in any material additional charges or credits in respect of these matters within the next financial year.
TAX RISK MANAGEMENT
The Group looks to maintain open and transparent relationships with the tax authorities and relevant government representatives in the jurisdictions in which the Group operates. We maintain active engagement with a wide range of international companies and business organisations with similar issues. We engage advisors and legal counsel to obtain opinions on tax legislation and principles. We have a Tax Risk Management Strategy in place which sets out the controls established and our assessment procedures for decision-making and how we monitor tax risk. We monitor proposed changes in taxation legislation and ensure these are taken into account when we consider our future business plans. Our Directors are informed by management of any significant tax law changes, the nature and status of any significant ongoing tax audits, and other developments that could materially affect the Group’s tax position.